Other Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Expenses [Abstract]
Depreciation and amortization	$ 25,057	$ 45,093	$ 40,004
Legal and professional expenses	1,069,445	759,563	1,276,271
Office related expenses	489,078	949,807	1,131,255
Travel and entertainment	95,977	298,938	218,618
Total	$ 1,679,557	$ 2,053,401	$ 2,666,148